Taxes - Summary of Reconciliation of Deferred Tax Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	$ (588)	$ (916)	$ (702)
PRRT
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	(9)	(487)	531
PRRT | Production and growth assets
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	376	(304)	1,206
PRRT | Augmentation for current year
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	(269)	(266)	(292)
PRRT | Provisions
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	(109)	35	(372)
PRRT | Other
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	(7)	48	(11)
Income tax
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	(579)	(429)	(1,233)
Income tax | Property, plant and equipment
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	(177)	(660)	(529)
Income tax | Exploration and evaluation assets
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	17	35	38
Income tax | Lease assets and liabilities
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	(25)	6	(20)
Income tax | Provisions
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	(193)	62	(232)
Income tax | PRRT assets and liabilities
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	(18)	251	(175)
Income tax | Unused tax losses and tax credits
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	(190)	2	(221)
Income tax | Assets held for sale
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	0	(36)	(86)
Income tax | Intangible assets
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	8	6	0
Income tax | Derivatives
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	35	(109)	(21)
Income tax | Investments
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	33	0	0
Income tax | Other
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax benefit	$ (69)	$ 14	$ 13